Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 20, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets	$ 8,241,000		$ 9,023,000					$ 21,140,000
Liabilities and Equity [Abstract]
Total current liabilities	12,573,000		8,394,000					2,888,000
Derivative warrant liabilities	211,747,000		22,911,000					11,379,000
Total liabilities	250,590,000		36,911,000					18,926,000
Ordinary shares	1,000		1,000					1,000
Additional paid-in capital	2,093,000		1,079,000					762,000
Accumulated deficit	(308,853,000)		(63,493,000)					(33,074,000)
Total shareholders' equity	(306,606,000)	$ (216,531,000)	(62,260,000)			$ (35,407,000)	$ (33,277,000)	(32,158,000)	$ (20,793,000)
Total Liabilities and Shareholders' Equity	8,241,000		9,023,000					$ 21,140,000
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets	250,304,732		250,827,490	$ 252,167,049
Liabilities and Equity [Abstract]
Total current liabilities	532,032		139,107	816,145
Deferred underwriting commissions	8,750,000		8,750,000	8,750,000
Derivative warrant liabilities			21,354,400	19,500,000
Total liabilities	27,266,392		30,243,507	29,066,145
Preference shares—$0.0001 par value	0		0	0
Additional paid-in capital	6,784,542		8,293,299	5,776,310
Accumulated deficit	(1,785,477)		(3,294,265)	(777,344)
Total shareholders' equity	5,000,010	5,000,006	5,000,003	5,000,004	$ 0
Total Liabilities and Shareholders' Equity	250,304,732		250,827,490	252,167,049
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets			250,827,490	252,167,049
Liabilities and Equity [Abstract]
Total current liabilities			139,107	816,145
Deferred underwriting commissions			8,750,000	8,750,000
Derivative warrant liabilities			0
Total liabilities			8,889,107	9,566,145
Preference shares—$0.0001 par value			0	0
Additional paid-in capital			5,703,622	5,041,015
Accumulated deficit			(704,375)	(41,854)
Total shareholders' equity			5,000,003	5,000,004
Total Liabilities and Shareholders' Equity			250,827,490	252,167,049
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets			0
Liabilities and Equity [Abstract]
Total current liabilities			0
Deferred underwriting commissions			0	0
Derivative warrant liabilities			21,354,400	19,500,000
Total liabilities			21,354,400	19,500,000
Preference shares—$0.0001 par value			0	0
Additional paid-in capital			2,589,677	735,295
Accumulated deficit			(2,589,890)	(735,490)
Total shareholders' equity			0
Total Liabilities and Shareholders' Equity			0
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	218,038,330		215,583,980	218,100,900
Ordinary shares	320		344	319
Total shareholders' equity	320	252	344		0
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption			236,938,380	237,600,900
Ordinary shares			131	124
Common Class A [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption			(21,354,400)	(19,500,000)
Ordinary shares			213	195
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Ordinary shares	625		625	719
Total shareholders' equity	$ 625	$ 625	625		$ 0
Common Class B [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Ordinary shares			625	$ 719
Common Class B [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Ordinary shares			$ 0